Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Purchase Commitments [Abstract]
2018	$ 93,214
2019	20,804
2020	8,883
2021	2,690
2022	2,690
Thereafter	0
Total	128,281
License And Royalty Commitments [Abstract]
2018	11,973
2019	11,613
2020	9,167
2021	6,731
2022	4,704
Thereafter	4,443
Total	$ 48,631